Finance Result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Result
Finance income	€ 114,197	€ 13,995	€ 9,678
Finance cost from Senior Unsecured Notes	(41,920)	(35,471)	(65,189)
Finance cost from senior debt (note 21 (b))	(262,797)	(247,646)	(193,183)
Finance cost from sale of receivables (note 14)	(9,171)	(6,053)	(3,973)
Capitalized interest (note 10)	14,894	8,955	8,839
Finance lease expense (note 9)	(34,558)
Other finance costs	(9,413)	(13,058)	(9,838)
Finance costs	(342,965)	(293,273)	(263,344)
Impairment of financial assets at amortized cost	(37,666)	30,280	(18,844)
Change in fair value of financial instruments	1,326		(3,752)
Exchange differences	(9,616)	(8,246)	(11,472)
Finance result	(274,724)	€ (257,244)	(287,734)
Income from refinancing effect	€ 97,850
Minimum
Finance Result
Capitalized interest rate (as a percent)	5.34%	4.61%
Maximum
Finance Result
Capitalized interest rate (as a percent)	5.46%	5.18%
Aradigm
Finance Result
Impairment loss of financial assets related to convertible notes			€ 14,477